General (Details) - USD ($) $ in Thousands		1 Months Ended
	Aug. 10, 2021	Nov. 19, 2021
General (Details) [Line Items]
Total consideration	$ 14,991
Sale of ordinary shares issued		2,336,892
Aggregate net proceeds		$ 339,760
Secondary Component Offering [Member]
General (Details) [Line Items]
Sale of ordinary shares issued		705,953